Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000021879 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[1]
C000021879 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[1]
C000021879 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
C000021879 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
C000021879 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
C000021879 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
C000021879 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
C000021879 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
C000021879 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
C000021879 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[1]
C000021879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000021879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021879 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021879 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000021879 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021879 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021879 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021879 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000021881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[2]
C000021881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[2]
C000021881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[2]
C000021881 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[2]
C000021881 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[2]
C000021881 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[2]
C000021881 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[2]
C000021881 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[2]
C000021881 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[2]
C000021881 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[2]
C000021881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000021881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000021881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021881 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000021882 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[3]
C000021882 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[3]
C000021882 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[3]
C000021882 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[3]
C000021882 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[3]
C000021882 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[3]
C000021882 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[3]
C000021882 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[3]
C000021882 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[3]
C000021882 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[3]
C000021882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000021882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000021882 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021882 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000071346 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[4]
C000071346 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[4]
C000071346 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[4]
C000071346 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[4]
C000071346 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[4]
C000071346 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[4]
C000071346 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[4]
C000071346 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[4]
C000071346 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[4]
C000071346 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[4]
C000071346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000071346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000071346 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000071346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000071346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000071346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000071346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000071346 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071346 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071346 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000057286 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[5]
C000057286 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[5]
C000057286 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[5]
C000057286 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[5]
C000057286 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[5]
C000057286 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[5]
C000057286 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[5]
C000057286 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[5]
C000057286 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[5]
C000057286 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[5]
C000057286 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000057286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000057286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000057286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000057286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000057286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000057286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000057286 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057286 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000057286 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057286 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000021883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[6]
C000021883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[6]
C000021883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[6]
C000021883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[6]
C000021883 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[6]
C000021883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[6]
C000021883 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[6]
C000021883 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[6]
C000021883 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[6]
C000021883 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[6]
C000021883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000021883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000021883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021883 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000188888 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[7]
C000188888 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[7]
C000188888 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[7]
C000188888 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[7]
C000188888 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[7]
C000188888 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[7]
C000188888 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[7]
C000188888 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[7]
C000188888 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[7]
C000188888 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[7]
C000188888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000188888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000188888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000188888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000188888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000188888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000188888 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188888 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188888 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188888 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000032264 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[8]
C000032264 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[8]
C000032264 [Member] | V Global Holdings LLC Term Loan 10 96 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[8]
C000032264 [Member] | Virgin Media 02 LG Term Loan Q 8 70 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[8]
C000032264 [Member] | UPC LG Sunrise Term Loan AX 8 44 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[8]
C000032264 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[8]
C000032264 [Member] | Robertshaw US Holding Corp First Lien Term Loan 0 00 02 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[8]
C000032264 [Member] | Dun And Bradstreet Corp The Incremental Term Loan B 2 8 03 01 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[8]
C000032264 [Member] | AI Aqua Merger Sub Inc Term Loan B 8 84 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[8]
C000032264 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[8]
C000032264 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[9]
C000032264 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[9]
C000032264 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[9]
C000032264 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[9]
C000032264 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[9]
C000032264 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[9]
C000032264 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[9]
C000032264 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[9]
C000032264 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000032264 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000032264 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[9]
C000032264 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[9]
C000032264 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[9]
C000032264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]
C000032266 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[10]
C000032266 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[10]
C000032266 [Member] | V Global Holdings LLC Term Loan 10 96 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[10]
C000032266 [Member] | Virgin Media 02 LG Term Loan Q 8 70 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[10]
C000032266 [Member] | UPC LG Sunrise Term Loan AX 8 44 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[10]
C000032266 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[10]
C000032266 [Member] | Robertshaw US Holding Corp First Lien Term Loan 0 00 02 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[10]
C000032266 [Member] | Dun And Bradstreet Corp The Incremental Term Loan B 2 8 03 01 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[10]
C000032266 [Member] | AI Aqua Merger Sub Inc Term Loan B 8 84 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[10]
C000032266 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[10]
C000032266 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[11]
C000032266 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000032266 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[11]
C000032266 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
C000032266 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[11]
C000032266 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[11]
C000032266 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[11]
C000032266 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[11]
C000032266 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000032266 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[11]
C000032266 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[11]
C000032266 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000032266 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[11]
C000032266 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[11]
C000032267 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[12]
C000032267 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[12]
C000032267 [Member] | V Global Holdings LLC Term Loan 10 96 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[12]
C000032267 [Member] | Virgin Media 02 LG Term Loan Q 8 70 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[12]
C000032267 [Member] | UPC LG Sunrise Term Loan AX 8 44 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[12]
C000032267 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[12]
C000032267 [Member] | Robertshaw US Holding Corp First Lien Term Loan 0 00 02 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[12]
C000032267 [Member] | Dun And Bradstreet Corp The Incremental Term Loan B 2 8 03 01 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[12]
C000032267 [Member] | AI Aqua Merger Sub Inc Term Loan B 8 84 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[12]
C000032267 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[12]
C000032267 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[13]
C000032267 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[13]
C000032267 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[13]
C000032267 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[13]
C000032267 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[13]
C000032267 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[13]
C000032267 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[13]
C000032267 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[13]
C000032267 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000032267 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[13]
C000032267 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13]
C000032267 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000032267 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[13]
C000032267 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[13]
C000071348 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000071348 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[14]
C000071348 [Member] | V Global Holdings LLC Term Loan 10 96 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[14]
C000071348 [Member] | Virgin Media 02 LG Term Loan Q 8 70 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[14]
C000071348 [Member] | UPC LG Sunrise Term Loan AX 8 44 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[14]
C000071348 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[14]
C000071348 [Member] | Robertshaw US Holding Corp First Lien Term Loan 0 00 02 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[14]
C000071348 [Member] | Dun And Bradstreet Corp The Incremental Term Loan B 2 8 03 01 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[14]
C000071348 [Member] | AI Aqua Merger Sub Inc Term Loan B 8 84 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[14]
C000071348 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[14]
C000071348 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[15]
C000071348 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[15]
C000071348 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[15]
C000071348 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[15]
C000071348 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[15]
C000071348 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[15]
C000071348 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[15]
C000071348 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[15]
C000071348 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000071348 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[15]
C000071348 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[15]
C000071348 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000071348 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[15]
C000071348 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[15]
C000032268 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000032268 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[16]
C000032268 [Member] | V Global Holdings LLC Term Loan 10 96 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[16]
C000032268 [Member] | Virgin Media 02 LG Term Loan Q 8 70 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[16]
C000032268 [Member] | UPC LG Sunrise Term Loan AX 8 44 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[16]
C000032268 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[16]
C000032268 [Member] | Robertshaw US Holding Corp First Lien Term Loan 0 00 02 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[16]
C000032268 [Member] | Dun And Bradstreet Corp The Incremental Term Loan B 2 8 03 01 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[16]
C000032268 [Member] | AI Aqua Merger Sub Inc Term Loan B 8 84 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[16]
C000032268 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[16]
C000032268 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[17]
C000032268 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[17]
C000032268 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[17]
C000032268 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[17]
C000032268 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[17]
C000032268 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[17]
C000032268 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[17]
C000032268 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[17]
C000032268 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17]
C000032268 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[17]
C000032268 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[17]
C000032268 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[17]
C000032268 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[17]
C000032268 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[17]
C000120775 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[18]
C000120775 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%	[18]
C000120775 [Member] | V Global Holdings LLC Term Loan 10 96 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[18]
C000120775 [Member] | Virgin Media 02 LG Term Loan Q 8 70 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%	[18]
C000120775 [Member] | UPC LG Sunrise Term Loan AX 8 44 01 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[18]
C000120775 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[18]
C000120775 [Member] | Robertshaw US Holding Corp First Lien Term Loan 0 00 02 28 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[18]
C000120775 [Member] | Dun And Bradstreet Corp The Incremental Term Loan B 2 8 03 01 18 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[18]
C000120775 [Member] | AI Aqua Merger Sub Inc Term Loan B 8 84 07 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[18]
C000120775 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[18]
C000120775 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[19]
C000120775 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[19]
C000120775 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[19]
C000120775 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[19]
C000120775 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[19]
C000120775 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[19]
C000120775 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[19]
C000120775 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.30%	[19]
C000120775 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[19]
C000120775 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[19]
C000120775 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[19]
C000120775 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[19]
C000120775 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[19]
C000120775 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[19]
C000039690 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[20]
C000039690 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[20]
C000039690 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[20]
C000039690 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[20]
C000039690 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[20]
C000039690 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[20]
C000039690 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[20]
C000039690 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[20]
C000039690 [Member] | UMH Properties Inc Series D Pfd 6 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[20]
C000039690 [Member] | Prima Capital CRE Securitization Ltd Series 2019 RK1 Class BT 4 45 04 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[20]
C000039690 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039690 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000039690 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039690 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039690 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000039690 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000039690 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000039690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039692 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[21]
C000039692 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[21]
C000039692 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[21]
C000039692 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000039692 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[21]
C000039692 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[21]
C000039692 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[21]
C000039692 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[21]
C000039692 [Member] | UMH Properties Inc Series D Pfd 6 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[21]
C000039692 [Member] | Prima Capital CRE Securitization Ltd Series 2019 RK1 Class BT 4 45 04 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[21]
C000039692 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039692 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000039692 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039692 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039692 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000039692 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000039692 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000039692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071349 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[22]
C000071349 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[22]
C000071349 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[22]
C000071349 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[22]
C000071349 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[22]
C000071349 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[22]
C000071349 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[22]
C000071349 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[22]
C000071349 [Member] | UMH Properties Inc Series D Pfd 6 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[22]
C000071349 [Member] | Prima Capital CRE Securitization Ltd Series 2019 RK1 Class BT 4 45 04 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[22]
C000071349 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071349 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071349 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071349 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071349 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000071349 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071349 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000071349 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000071349 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039693 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[23]
C000039693 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[23]
C000039693 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[23]
C000039693 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[23]
C000039693 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[23]
C000039693 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[23]
C000039693 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[23]
C000039693 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[23]
C000039693 [Member] | UMH Properties Inc Series D Pfd 6 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[23]
C000039693 [Member] | Prima Capital CRE Securitization Ltd Series 2019 RK1 Class BT 4 45 04 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[23]
C000039693 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000039693 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000039693 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000039693 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000039693 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000039693 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039693 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000039693 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000039693 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000039693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120776 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%	[24]
C000120776 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[24]
C000120776 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[24]
C000120776 [Member] | Rexford Industrial Realty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000120776 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[24]
C000120776 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[24]
C000120776 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[24]
C000120776 [Member] | Alexandria Real Estate Equities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[24]
C000120776 [Member] | UMH Properties Inc Series D Pfd 6 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[24]
C000120776 [Member] | Prima Capital CRE Securitization Ltd Series 2019 RK1 Class BT 4 45 04 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[24]
C000120776 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120776 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000120776 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120776 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120776 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120776 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120776 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000120776 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000120776 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000120776 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000076854 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000076854 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076854 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076854 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000076854 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000076854 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076856 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000076856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076856 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076856 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076856 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000076856 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000076856 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076857 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000076857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076857 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076857 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076857 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000076857 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000076857 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076858 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000076858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076858 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076858 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076858 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000076858 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000076858 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000076859 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000076859 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076859 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000076859 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000076859 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000076859 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000076859 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000120777 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000120777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000120777 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000120777 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000120777 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	33.90%
C000120777 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%
C000120777 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000084366 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[25]
C000084366 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[25]
C000084366 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[25]
C000084366 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[25]
C000084366 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[25]
C000084366 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[25]
C000084366 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[25]
C000084366 [Member] | U S Treasury Notes 4 13 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[25]
C000084366 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[25]
C000084366 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[25]
C000084366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084366 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084366 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000084366 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084366 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000084368 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[26]
C000084368 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[26]
C000084368 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[26]
C000084368 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[26]
C000084368 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[26]
C000084368 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[26]
C000084368 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[26]
C000084368 [Member] | U S Treasury Notes 4 13 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[26]
C000084368 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[26]
C000084368 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[26]
C000084368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084368 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084368 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000084368 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084368 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000084371 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[27]
C000084371 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[27]
C000084371 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[27]
C000084371 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[27]
C000084371 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[27]
C000084371 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[27]
C000084371 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[27]
C000084371 [Member] | U S Treasury Notes 4 13 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[27]
C000084371 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[27]
C000084371 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[27]
C000084371 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084371 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084371 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000084371 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084371 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000084369 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[28]
C000084369 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[28]
C000084369 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[28]
C000084369 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[28]
C000084369 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[28]
C000084369 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[28]
C000084369 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[28]
C000084369 [Member] | U S Treasury Notes 4 13 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[28]
C000084369 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[28]
C000084369 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[28]
C000084369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084369 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084369 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000084369 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084369 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000084370 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[29]
C000084370 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[29]
C000084370 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[29]
C000084370 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[29]
C000084370 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[29]
C000084370 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[29]
C000084370 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[29]
C000084370 [Member] | U S Treasury Notes 4 13 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[29]
C000084370 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[29]
C000084370 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[29]
C000084370 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000084370 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084370 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000084370 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000084370 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000120778 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[30]
C000120778 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[30]
C000120778 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[30]
C000120778 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[30]
C000120778 [Member] | U S Treasury Notes 4 00 07 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[30]
C000120778 [Member] | U S Treasury Notes 4 38 07 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[30]
C000120778 [Member] | U S Treasury Notes 3 75 08 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[30]
C000120778 [Member] | U S Treasury Notes 4 13 07 31 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[30]
C000120778 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[30]
C000120778 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[30]
C000120778 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120778 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000120778 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000120778 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000120778 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000084376 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[31]
C000084376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[31]
C000084376 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[31]
C000084376 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[31]
C000084376 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[31]
C000084376 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[31]
C000084376 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[31]
C000084376 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[31]
C000084376 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[31]
C000084376 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[31]
C000084376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000084376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084376 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084378 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[32]
C000084378 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[32]
C000084378 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[32]
C000084378 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[32]
C000084378 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[32]
C000084378 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[32]
C000084378 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[32]
C000084378 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[32]
C000084378 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[32]
C000084378 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[32]
C000084378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000084378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084378 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084378 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084381 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[33]
C000084381 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[33]
C000084381 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[33]
C000084381 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[33]
C000084381 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[33]
C000084381 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[33]
C000084381 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[33]
C000084381 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[33]
C000084381 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[33]
C000084381 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[33]
C000084381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000084381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084381 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084381 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084381 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084379 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[34]
C000084379 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[34]
C000084379 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[34]
C000084379 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[34]
C000084379 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[34]
C000084379 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[34]
C000084379 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[34]
C000084379 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[34]
C000084379 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[34]
C000084379 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[34]
C000084379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000084379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084379 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084380 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[35]
C000084380 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[35]
C000084380 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[35]
C000084380 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[35]
C000084380 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[35]
C000084380 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[35]
C000084380 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[35]
C000084380 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[35]
C000084380 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[35]
C000084380 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[35]
C000084380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000084380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000084380 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000084380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000084380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000084380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000084380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000084380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000084380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084380 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084380 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120779 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[36]
C000120779 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[36]
C000120779 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[36]
C000120779 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[36]
C000120779 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[36]
C000120779 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[36]
C000120779 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[36]
C000120779 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[36]
C000120779 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[36]
C000120779 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[36]
C000120779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000120779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000120779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000120779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000120779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000120779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000120779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000120779 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000120779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000120779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120779 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000084406 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[37]
C000084406 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[37]
C000084406 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[37]
C000084406 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[37]
C000084406 [Member] | Equifax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[37]
C000084406 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[37]
C000084406 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[37]
C000084406 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[37]
C000084406 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[37]
C000084406 [Member] | ThreeM Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[37]
C000084406 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000084406 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084406 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000084406 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000084406 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084406 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084406 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084406 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084406 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084406 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084404 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[38]
C000084404 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[38]
C000084404 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[38]
C000084404 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[38]
C000084404 [Member] | Equifax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[38]
C000084404 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[38]
C000084404 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[38]
C000084404 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[38]
C000084404 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[38]
C000084404 [Member] | ThreeM Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[38]
C000084404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000084404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000084404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000084404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084404 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084407 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[39]
C000084407 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[39]
C000084407 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[39]
C000084407 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[39]
C000084407 [Member] | Equifax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[39]
C000084407 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[39]
C000084407 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[39]
C000084407 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[39]
C000084407 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[39]
C000084407 [Member] | ThreeM Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[39]
C000084407 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000084407 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000084407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000084407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084407 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084407 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084407 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084407 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084405 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[40]
C000084405 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[40]
C000084405 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[40]
C000084405 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[40]
C000084405 [Member] | Equifax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[40]
C000084405 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[40]
C000084405 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[40]
C000084405 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[40]
C000084405 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[40]
C000084405 [Member] | ThreeM Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[40]
C000084405 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000084405 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000084405 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000084405 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000084405 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000084405 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000084405 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084405 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000084405 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084405 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000084405 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000084405 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120780 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[41]
C000120780 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[41]
C000120780 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[41]
C000120780 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[41]
C000120780 [Member] | Equifax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[41]
C000120780 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[41]
C000120780 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[41]
C000120780 [Member] | Globe Life Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[41]
C000120780 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[41]
C000120780 [Member] | ThreeM Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[41]
C000120780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000120780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000120780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000120780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000120780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000120780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000120780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000120780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000120780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000120780 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084420 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[42]
C000084420 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[42]
C000084420 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[42]
C000084420 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[42]
C000084420 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[42]
C000084420 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[42]
C000084420 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[42]
C000084420 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[42]
C000084420 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[42]
C000084420 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[42]
C000084420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000084420 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000084420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084420 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000084420 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084420 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084420 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084420 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084420 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[43]
C000084422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[43]
C000084422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[43]
C000084422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[43]
C000084422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[43]
C000084422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[43]
C000084422 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[43]
C000084422 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[43]
C000084422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[43]
C000084422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[43]
C000084422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000084422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000084422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000084422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084422 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084422 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084423 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[44]
C000084423 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[44]
C000084423 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[44]
C000084423 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[44]
C000084423 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[44]
C000084423 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[44]
C000084423 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[44]
C000084423 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[44]
C000084423 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[44]
C000084423 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[44]
C000084423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000084423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000084423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000084423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000084423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000084423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000084423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084423 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188891 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[45]
C000188891 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[45]
C000188891 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%	[45]
C000188891 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[45]
C000188891 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[45]
C000188891 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[45]
C000188891 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[45]
C000188891 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[45]
C000188891 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[45]
C000188891 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[45]
C000188891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000188891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000188891 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000188891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000188891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000188891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000188891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000188891 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188891 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000188891 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000084424 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[46]
C000084424 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[46]
C000084424 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%	[46]
C000084424 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[46]
C000084424 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[46]
C000084424 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%	[46]
C000084424 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[46]
C000084424 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[46]
C000084424 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[46]
C000084424 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[46]
C000084424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000084424 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084424 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084426 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[47]
C000084426 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[47]
C000084426 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%	[47]
C000084426 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[47]
C000084426 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[47]
C000084426 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%	[47]
C000084426 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[47]
C000084426 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[47]
C000084426 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[47]
C000084426 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[47]
C000084426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084426 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000084426 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084426 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000095844 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[48]
C000095844 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[48]
C000095844 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%	[48]
C000095844 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[48]
C000095844 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[48]
C000095844 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%	[48]
C000095844 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[48]
C000095844 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[48]
C000095844 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[48]
C000095844 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[48]
C000095844 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000095844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000095844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000095844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000095844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000095844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000095844 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095844 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000084427 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[49]
C000084427 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[49]
C000084427 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%	[49]
C000084427 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[49]
C000084427 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[49]
C000084427 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%	[49]
C000084427 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[49]
C000084427 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[49]
C000084427 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[49]
C000084427 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[49]
C000084427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000084427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000084427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000084427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000084427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084427 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000084427 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000084427 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000095845 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[50]
C000095845 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[50]
C000095845 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%	[50]
C000095845 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[50]
C000095845 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[50]
C000095845 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%	[50]
C000095845 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[50]
C000095845 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[50]
C000095845 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[50]
C000095845 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[50]
C000095845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000095845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000095845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000095845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000095845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000095845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000095845 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000095845 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000120781 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.58%	[51]
C000120781 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.91%	[51]
C000120781 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.36%	[51]
C000120781 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[51]
C000120781 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[51]
C000120781 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%	[51]
C000120781 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[51]
C000120781 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000120781 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[51]
C000120781 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[51]
C000120781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000120781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000120781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000120781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000120781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000120781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000120781 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000120781 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000160735 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160735 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000160735 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160735 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160735 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160735 [Member] | Arkansas State of Development Finance Authority Green Bonds Series 2022 RB 5 45 09 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000160735 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000160735 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000160735 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000160735 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000160735 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160735 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.60%
C000160735 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160735 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160736 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160736 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000160736 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160736 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160736 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160736 [Member] | Arkansas State of Development Finance Authority Green Bonds Series 2022 RB 5 45 09 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000160736 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000160736 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000160736 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000160736 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000160736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160736 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.60%
C000160736 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160736 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160737 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160737 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000160737 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160737 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160737 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160737 [Member] | Arkansas State of Development Finance Authority Green Bonds Series 2022 RB 5 45 09 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000160737 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000160737 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000160737 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000160737 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000160737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160737 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.60%
C000160737 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160737 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160738 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000160738 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000160738 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000160738 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160738 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000160738 [Member] | Arkansas State of Development Finance Authority Green Bonds Series 2022 RB 5 45 09 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000160738 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000160738 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000160738 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000160738 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000160738 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160738 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.60%
C000160738 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000160738 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000188892 [Member] | Childrens Trust Fund Series 2002 RB 5 50 05 15 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000188892 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000188892 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000188892 [Member] | Illinois State of Finance Authority Rush University Medical Center Series 2015 A Ref RB 5 00 11 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000188892 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000188892 [Member] | Arkansas State of Development Finance Authority Green Bonds Series 2022 RB 5 45 09 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000188892 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000188892 [Member] | California State of Community Choice Financing Authority Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000188892 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000188892 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000188892 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000188892 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	90.60%
C000188892 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000188892 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000209156 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000209156 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000209156 [Member] | Citizens Property Insurance Inc Series 2015 A 1 RB 5 00 12 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209156 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209156 [Member] | North Texas Tollway Authority Series 2015 A Ref RB 5 00 01 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209156 [Member] | Connecticut State of Series 2014 E GO Bonds 5 00 11 06 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209156 [Member] | New York City of NY Series 2012 VRD GO Bonds 2 55 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209156 [Member] | New York City Housing Development Corp Sustainable Development Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209156 [Member] | Bay Area Toll Authority San Francisco Bay Area Series 2024 Ref VRD RB 2 35 04 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000209156 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209156 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000209156 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.30%
C000209156 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209156 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209154 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000209154 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000209154 [Member] | Citizens Property Insurance Inc Series 2015 A 1 RB 5 00 12 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209154 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209154 [Member] | North Texas Tollway Authority Series 2015 A Ref RB 5 00 01 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209154 [Member] | Connecticut State of Series 2014 E GO Bonds 5 00 11 06 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209154 [Member] | New York City of NY Series 2012 VRD GO Bonds 2 55 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209154 [Member] | New York City Housing Development Corp Sustainable Development Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209154 [Member] | Bay Area Toll Authority San Francisco Bay Area Series 2024 Ref VRD RB 2 35 04 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000209154 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209154 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000209154 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.30%
C000209154 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209154 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209155 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000209155 [Member] | New York Transportation Development Corp American Airlines Inc Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000209155 [Member] | Citizens Property Insurance Inc Series 2015 A 1 RB 5 00 12 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209155 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000209155 [Member] | North Texas Tollway Authority Series 2015 A Ref RB 5 00 01 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209155 [Member] | Connecticut State of Series 2014 E GO Bonds 5 00 11 06 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000209155 [Member] | New York City of NY Series 2012 VRD GO Bonds 2 55 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209155 [Member] | New York City Housing Development Corp Sustainable Development Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209155 [Member] | Bay Area Toll Authority San Francisco Bay Area Series 2024 Ref VRD RB 2 35 04 01 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000209155 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209155 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000209155 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.30%
C000209155 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209155 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000209161 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[52]
C000209161 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[52]
C000209161 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000209161 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[52]
C000209161 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[52]
C000209161 [Member] | ACNR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[52]
C000209161 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan 10 29 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[52]
C000209161 [Member] | Sigma Holdco B V Term Loan B 9 8 18 01 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[52]
C000209161 [Member] | Carnival Corp Term Loan B 8 00 10 18 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[52]
C000209161 [Member] | Ineos US Finance LLC Term Loan 8 50 02 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[52]
C000209161 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[53]
C000209161 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[53]
C000209161 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[53]
C000209161 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[53]
C000209161 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[53]
C000209161 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[53]
C000209161 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[53]
C000209161 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[53]
C000209161 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[53]
C000209161 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[53]
C000209161 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[53]
C000209161 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[53]
C000209161 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[53]
C000209161 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[53]
C000209162 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[54]
C000209162 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[54]
C000209162 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[54]
C000209162 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[54]
C000209162 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[54]
C000209162 [Member] | ACNR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[54]
C000209162 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan 10 29 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[54]
C000209162 [Member] | Sigma Holdco B V Term Loan B 9 8 18 01 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[54]
C000209162 [Member] | Carnival Corp Term Loan B 8 00 10 18 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[54]
C000209162 [Member] | Ineos US Finance LLC Term Loan 8 50 02 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[54]
C000209162 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[55]
C000209162 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[55]
C000209162 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[55]
C000209162 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[55]
C000209162 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[55]
C000209162 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[55]
C000209162 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[55]
C000209162 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[55]
C000209162 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[55]
C000209162 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[55]
C000209162 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[55]
C000209162 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[55]
C000209162 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[55]
C000209162 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[55]
C000209160 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[56]
C000209160 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[56]
C000209160 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[56]
C000209160 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[56]
C000209160 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[56]
C000209160 [Member] | ACNR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[56]
C000209160 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan 10 29 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[56]
C000209160 [Member] | Sigma Holdco B V Term Loan B 9 8 18 01 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[56]
C000209160 [Member] | Carnival Corp Term Loan B 8 00 10 18 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[56]
C000209160 [Member] | Ineos US Finance LLC Term Loan 8 50 02 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[56]
C000209160 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[57]
C000209160 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[57]
C000209160 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[57]
C000209160 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[57]
C000209160 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[57]
C000209160 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[57]
C000209160 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[57]
C000209160 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[57]
C000209160 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[57]
C000209160 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[57]
C000209160 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[57]
C000209160 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[57]
C000209160 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[57]
C000209160 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[57]
C000209159 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[58]
C000209159 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[58]
C000209159 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[58]
C000209159 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[58]
C000209159 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[58]
C000209159 [Member] | ACNR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[58]
C000209159 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan 10 29 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[58]
C000209159 [Member] | Sigma Holdco B V Term Loan B 9 8 18 01 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[58]
C000209159 [Member] | Carnival Corp Term Loan B 8 00 10 18 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[58]
C000209159 [Member] | Ineos US Finance LLC Term Loan 8 50 02 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[58]
C000209159 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[59]
C000209159 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[59]
C000209159 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[59]
C000209159 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[59]
C000209159 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[59]
C000209159 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[59]
C000209159 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[59]
C000209159 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[59]
C000209159 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[59]
C000209159 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[59]
C000209159 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[59]
C000209159 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[59]
C000209159 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[59]
C000209159 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[59]
C000209158 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[60]
C000209158 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[60]
C000209158 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[60]
C000209158 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[60]
C000209158 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[60]
C000209158 [Member] | ACNR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[60]
C000209158 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan 10 29 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[60]
C000209158 [Member] | Sigma Holdco B V Term Loan B 9 8 18 01 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[60]
C000209158 [Member] | Carnival Corp Term Loan B 8 00 10 18 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[60]
C000209158 [Member] | Ineos US Finance LLC Term Loan 8 50 02 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[60]
C000209158 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[61]
C000209158 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[61]
C000209158 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[61]
C000209158 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[61]
C000209158 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[61]
C000209158 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[61]
C000209158 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[61]
C000209158 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[61]
C000209158 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[61]
C000209158 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[61]
C000209158 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[61]
C000209158 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[61]
C000209158 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[61]
C000209158 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[61]
C000209157 [Member] | Monitronics International Inc Term Loan B 13 01 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[62]
C000209157 [Member] | Spin Holdco Inc Term Loan 9 60 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[62]
C000209157 [Member] | Restoration Forest Products Group LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[62]
C000209157 [Member] | Acrisure LLC Term Loan B 6 8 59 11 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[62]
C000209157 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%	[62]
C000209157 [Member] | ACNR Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[62]
C000209157 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan 10 29 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.79%	[62]
C000209157 [Member] | Sigma Holdco B V Term Loan B 9 8 18 01 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%	[62]
C000209157 [Member] | Carnival Corp Term Loan B 8 00 10 18 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[62]
C000209157 [Member] | Ineos US Finance LLC Term Loan 8 50 02 18 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[62]
C000209157 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[63]
C000209157 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[63]
C000209157 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[63]
C000209157 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[63]
C000209157 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[63]
C000209157 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[63]
C000209157 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[63]
C000209157 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[63]
C000209157 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[63]
C000209157 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[63]
C000209157 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[63]
C000209157 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[63]
C000209157 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[63]
C000209157 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[63]
C000209169 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[64]
C000209169 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%	[64]
C000209169 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[64]
C000209169 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[64]
C000209169 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%	[64]
C000209169 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[64]
C000209169 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[64]
C000209169 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[64]
C000209169 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[64]
C000209169 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[64]
C000209169 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209169 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209169 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209169 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209169 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209169 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209169 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209169 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209174 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[65]
C000209174 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%	[65]
C000209174 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[65]
C000209174 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[65]
C000209174 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%	[65]
C000209174 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[65]
C000209174 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[65]
C000209174 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[65]
C000209174 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[65]
C000209174 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[65]
C000209174 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209174 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209174 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209174 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209174 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209174 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209170 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[66]
C000209170 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%	[66]
C000209170 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[66]
C000209170 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[66]
C000209170 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%	[66]
C000209170 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[66]
C000209170 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[66]
C000209170 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[66]
C000209170 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[66]
C000209170 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[66]
C000209170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209170 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209170 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209171 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[67]
C000209171 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%	[67]
C000209171 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[67]
C000209171 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[67]
C000209171 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%	[67]
C000209171 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[67]
C000209171 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[67]
C000209171 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[67]
C000209171 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[67]
C000209171 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[67]
C000209171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209171 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209171 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209172 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[68]
C000209172 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%	[68]
C000209172 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[68]
C000209172 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[68]
C000209172 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%	[68]
C000209172 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[68]
C000209172 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[68]
C000209172 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[68]
C000209172 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[68]
C000209172 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[68]
C000209172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209172 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209172 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209173 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[69]
C000209173 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.71%	[69]
C000209173 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%	[69]
C000209173 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[69]
C000209173 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.72%	[69]
C000209173 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[69]
C000209173 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[69]
C000209173 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[69]
C000209173 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[69]
C000209173 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[69]
C000209173 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209173 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209173 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000209173 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000209173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000209173 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209173 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000209176 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[70]
C000209176 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[70]
C000209176 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[70]
C000209176 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[70]
C000209176 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[70]
C000209176 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[70]
C000209176 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[70]
C000209176 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[70]
C000209176 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[70]
C000209176 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[70]
C000209176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209176 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209176 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209176 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209176 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000209176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209176 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209176 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209176 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209180 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[71]
C000209180 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[71]
C000209180 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[71]
C000209180 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[71]
C000209180 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[71]
C000209180 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[71]
C000209180 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[71]
C000209180 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[71]
C000209180 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[71]
C000209180 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[71]
C000209180 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209180 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209180 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209180 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209180 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209180 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000209180 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209180 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209180 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209180 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209178 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[72]
C000209178 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[72]
C000209178 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[72]
C000209178 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[72]
C000209178 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[72]
C000209178 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[72]
C000209178 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[72]
C000209178 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[72]
C000209178 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[72]
C000209178 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[72]
C000209178 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209178 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209178 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209178 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209178 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209178 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000209178 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209178 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209178 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209178 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209177 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[73]
C000209177 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[73]
C000209177 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[73]
C000209177 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[73]
C000209177 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[73]
C000209177 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[73]
C000209177 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[73]
C000209177 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[73]
C000209177 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[73]
C000209177 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[73]
C000209177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000209177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209177 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209177 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209175 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[74]
C000209175 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[74]
C000209175 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[74]
C000209175 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[74]
C000209175 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[74]
C000209175 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[74]
C000209175 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[74]
C000209175 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[74]
C000209175 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[74]
C000209175 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[74]
C000209175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209175 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000209175 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209175 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209175 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209179 [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[75]
C000209179 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[75]
C000209179 [Member] | Hamilton Lane Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[75]
C000209179 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[75]
C000209179 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[75]
C000209179 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[75]
C000209179 [Member] | Wingstop Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[75]
C000209179 [Member] | Modine Manufacturing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[75]
C000209179 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[75]
C000209179 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[75]
C000209179 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209179 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000209179 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209179 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209179 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000209179 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000209179 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209179 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209179 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209179 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%	[76]
C000222272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%	[76]
C000222272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[76]
C000222272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[76]
C000222272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[76]
C000222272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[76]
C000222272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[76]
C000222272 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[76]
C000222272 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[76]
C000222272 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[76]
C000222272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000222272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000222272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000222272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000222272 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241066 [Member] | Main Street Natural Gas Inc Series 2023 A RB 5 00 06 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000241066 [Member] | New Hope Cultural Education Facilities Finance Corp Presbyterian Village North Series 2018 Ref RB 5 00 10 01 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000241066 [Member] | Black Belt Energy Gas District The Gas Series 2022 F RB 5 25 12 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000241066 [Member] | Bexar County Health Facilities Development Corp Army Retirement Residence Foundation Series 2016 Ref RB 5 00 07 15 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000241066 [Member] | Iowa State of Finance Authority Iowa Fertilizer Co Series 2022 Ref RB 5 00 12 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000241066 [Member] | Portland Port of OR Green Bonds Twenty Ninth Series 2023 RB 5 25 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000241066 [Member] | Missouri State of Health And Educational Facilities Authority Truman Medical Center Inc Series 2017 RB 5 00 12 01 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000241066 [Member] | South Carolina State of Jobs Economic Development Authority Novant Health Obligated Group Series 2024 A RB 5 25 11 01 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000241066 [Member] | South Carolina State of Public Service Authority Santee Cooper Series 2024 B Ref RB 5 00 12 01 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000241066 [Member] | Atlanta City of GA Urban Residential Finance Authority GE Tower Apartments Series 2023 B RB 5 75 06 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000241066 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000241066 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	91.50%
C000241066 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241066 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[10]	Excluding money market fund holdings, if any.
[11]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[12]	Excluding money market fund holdings, if any.
[13]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[14]	Excluding money market fund holdings, if any.
[15]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[16]	Excluding money market fund holdings, if any.
[17]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[18]	Excluding money market fund holdings, if any.
[19]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[54]	Excluding money market fund holdings, if any.
[55]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[56]	Excluding money market fund holdings, if any.
[57]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[58]	Excluding money market fund holdings, if any.
[59]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[60]	Excluding money market fund holdings, if any.
[61]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[62]	Excluding money market fund holdings, if any.
[63]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.